WINTON DIVERSIFIED OPPORTUNITIES FUND
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

Winton Diversified Opportunities Fund (the "Fund") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 1, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A (File Nos. 333-201801 and 811-23028), which was filed electronically on February 28, 2017 (Accession No. 0001135428-17-000146).

Winton Diversified Opportunities Fund

By: /s/ Dianne M. Descoteaux
    ----------------------------
    Dianne M. Descoteaux

Title: Vice President and Secretary

Date:  March 3, 2017